Investment Strategy - StockSnips AI-Powered Sentiment US All Cap ETF	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	The following disclosure replaces the last sentence of the “PRINCIPAL INVESTMENT STRATEGIES” section of the summary prospectus and prospectus:
Strategy Narrative [Text Block]	The portfolio is rebalanced and reconstituted on a bi-weekly basis.